Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities
NOTE 22 FAIR VALUES OF ASSETS AND LIABILITIES

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, MSRs and substantially all MLHFS are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.

The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

–	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury securities, as well as exchange-traded instruments, including certain perpetual preferred and corporate debt securities.

–	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts and other assets and liabilities, including securities, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

–	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs, certain debt securities and certain derivative contracts.

When the Company changes its valuation inputs for measuring financial assets and financial liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period in which the transfers occur. During the years ended December 31, 2014, 2013 and 2012, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

The Company has processes and controls in place to increase the reliability of estimates it makes in determining fair value measurements. Items quoted on an exchange are verified to the quoted price. Items provided by a third party pricing service are subject to price verification procedures as described in more detail in the specific valuation discussions below. For fair value measurements modeled internally, the Company’s valuation models are subject to the Company’s Model Risk Governance Policy and Program, as maintained by the Company’s risk management department. The purpose of model validation is to assess the accuracy of the models’ input, processing, and reporting components. All models are required to be independently reviewed and approved prior to being placed in use, and are subject to formal change control procedures. Under the Company’s Model Risk Governance Policy, models are required to be reviewed at least annually to ensure they are operating as intended. Inputs into the models are market observable inputs whenever available. When market observable inputs are not available, the inputs are developed based upon analysis of historical experience and evaluation of other relevant market data. Significant unobservable model inputs are subject to review by senior management in corporate functions, who are independent from the modeling. Significant unobservable model inputs are also compared to actual results, typically on a quarterly basis. Significant Level 3 fair value measurements are also subject to corporate-level review and are benchmarked to market transactions or other market data, when available. Additional discussion of processes and controls are provided in the valuation methodologies section that follows.

The following section describes the valuation methodologies used by the Company to measure financial assets and liabilities at fair value and for estimating fair value for financial instruments not recorded at fair value as required under disclosure guidance related to the fair value of financial instruments. In addition, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the description includes information about the valuation models and key inputs to those models. During the years ended December 31, 2014, 2013 and 2012, there were no significant changes to the valuation techniques used by the Company to measure fair value.

Cash and Due From Banks The carrying value of cash and due from banks approximate fair value and are classified within Level 1. Fair value is provided for disclosure purposes only.

Federal Funds Sold and Securities Purchased Under Resale Agreements The carrying value of federal funds sold and securities purchased under resale agreements approximate fair value because of the relatively short time between the origination of the instrument and its expected realization and are classified within Level 2. Fair value is provided for disclosure purposes only.

Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities include U.S. Treasury and exchange-traded securities.

For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are generally provided by a third party pricing service. The Company reviews the valuation methodologies utilized by the pricing service and, on a quarterly basis, reviews the security level prices provided by the pricing service against management’s expectation of fair value, based on changes in various benchmarks and market knowledge from recent trading activity. Additionally, each quarter, the Company validates the fair value provided by the pricing services by comparing them to recent observable market trades (where available), broker provided quotes, or other independent secondary pricing sources. Prices obtained from the pricing service are adjusted if they are found to be inconsistent with observable market data. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, municipal securities, corporate debt securities, agency debt securities and certain perpetual preferred securities.

The fair value of securities for which there are no market trades, or where trading is inactive as compared to normal market activity, are classified within Level 3 of the fair value hierarchy. The Company determines the fair value of these securities by using a discounted cash flow methodology and incorporating observable market information, where available. These valuations are modeled by a unit within the Company’s treasury department. The valuations use assumptions regarding housing prices, interest rates and borrower performance. Inputs are refined and updated at least quarterly to reflect market developments and actual performance. The primary valuation drivers of these securities are the prepayment rates, default rates and default severities associated with the underlying collateral, as well as the discount rate used to calculate the present value of the projected cash flows. Level 3 fair values, including the assumptions used, are subject to review by senior management in corporate functions, who are independent from the modeling. The fair value measurements are also compared to fair values provided by third party pricing services, where available. Securities classified within Level 3 include non-agency mortgage-backed securities, non-agency commercial mortgage-backed securities, certain asset-backed securities, certain collateralized debt obligations and collateralized loan obligations and certain corporate debt securities.

Mortgage Loans Held For Sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a $185 million net gain, a $335 million net loss and a $287 million net gain for the years ended December 31, 2014, 2013 and 2012, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income on the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.

Loans The loan portfolio includes adjustable and fixed-rate loans, the fair value of which is estimated using discounted cash flow analyses and other valuation techniques. The expected cash flows of loans consider historical prepayment experiences and estimated credit losses and are discounted using current rates offered to borrowers with similar credit characteristics. Generally, loan fair values reflect Level 3 information. Fair value is provided for disclosure purposes only, with the exception of impaired collateral-based loans that are measured at fair value on a non-recurring basis utilizing the underlying collateral fair value.

Mortgage Servicing Rights MSRs are valued using a discounted cash flow methodology, and are classified within Level 3. The Company determines fair value by estimating the present value of the asset’s future cash flows using prepayment rates, discount rates, and other assumptions. The MSR valuations, as well as the assumptions used, are developed by the mortgage banking division and are subject to review by senior management in corporate functions, who are independent from the modeling. The MSR valuations and assumptions are validated through comparison to trade information, publicly available data and industry surveys when available, and are also compared to independent third party valuations each quarter. Risks inherent in MSR valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. There is minimal observable market activity for MSRs on comparable portfolios, and, therefore the determination of fair value requires significant management judgment. Refer to Note 10 for further information on MSR valuation assumptions.

Derivatives The majority of derivatives held by the Company are executed over-the-counter and are valued using standard cash flow, Black-Derman-Toy and Monte Carlo valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. In addition, all derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk as well as external assessments of credit risk, where available. The Company monitors and manages its nonperformance risk by considering its ability to net derivative positions under master netting arrangements, as well as collateral received or provided under collateral arrangements. Accordingly, the Company has elected to measure the fair value of derivatives, at a counterparty level, on a net basis. The majority of the derivatives are classified within Level 2 of the fair value hierarchy, as the significant inputs to the models, including nonperformance risk, are observable. However, certain derivative transactions are with counterparties where risk of nonperformance cannot be observed in the market, and therefore the credit valuation adjustments result in these derivatives being classified within Level 3 of the fair value hierarchy. The credit valuation adjustments for nonperformance risk are determined by the Company’s treasury department using credit assumptions provided by the risk management department. The credit assumptions are compared to actual results quarterly and are recalibrated as appropriate.

The Company also has other derivative contracts that are created through its operations, including commitments to purchase and originate mortgage loans and swap agreements executed in conjunction with the sale of a portion of its Class B common shares of Visa Inc. (“the Visa swaps”). The mortgage loan commitments are valued by pricing models that include market observable and unobservable inputs, which result in the commitments being classified within Level 3 of the fair value hierarchy. The unobservable inputs include assumptions about the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value, both of which are developed by the Company’s mortgage banking division. The closed loan percentages for the mortgage loan commitments are monitored on an on-going basis, as these percentages are also used for the Company’s economic hedging activities. The inherent MSR value for the commitments are generated by the same models used for the Company’s MSRs and thus are subject to the same processes and controls as described for the MSRs above. The Visa swaps require payments by either the Company or the purchaser of the Visa Inc. Class B common shares when there are changes in the conversion rate of the Visa Inc. Class B common shares to Visa Inc. Class A common shares, as well as quarterly payments to the purchaser based on specified terms of the agreements. Management reviews and updates the Visa swaps fair value in conjunction with its review of Visa related litigation contingencies, and the associated escrow funding. The fair value of the Visa swaps are calculated by the Company’s corporate development department using a discounted cash flow methodology which includes unobservable inputs about the timing and settlement amounts related to the resolution of certain Visa related litigation. The expected litigation resolution impacts the Visa Inc. Class B common share to Visa Inc. Class A common share conversion rate, as well as the ultimate termination date for the Visa swaps. Accordingly, the Visa swaps are classified within Level 3. Refer to Note 23 for further information on the Visa restructuring and related card association litigation.

Other Financial Instruments Other financial instruments include cost method equity investments and certain community development and tax-advantaged related assets and liabilities. The majority of the Company’s cost method equity investments are in Federal Home Loan Bank and Federal Reserve Bank stock, for which the carrying amounts approximate fair value and are classified within Level 2. Investments in private equity and other limited partnership funds are estimated using fund provided net asset values. These equity investments are classified within Level 3. The community development and tax-advantaged related asset balances primarily represent the underlying assets of consolidated community development and tax-advantaged entities. The community development and tax-advantaged related liabilities represent the underlying liabilities of the consolidated entities (included in long-term debt) and liabilities related to other third party interests (included in other liabilities). The carrying value of the community development and tax-advantaged related asset and other liability balances are a reasonable estimate of fair value and are classified within Level 3. Refer to Note 8 for further information on community development and tax-advantaged related assets and liabilities. Fair value is provided for disclosure purposes only.

Deposit Liabilities The fair value of demand deposits, savings accounts and certain money market deposits is equal to the amount payable on demand. The fair value of fixed-rate certificates of deposit was estimated by discounting the contractual cash flow using current market rates. Deposit liabilities are classified within Level 2. Fair value is provided for disclosure purposes only.

Short-term Borrowings Federal funds purchased, securities sold under agreements to repurchase, commercial paper and other short-term funds borrowed have floating rates or short-term maturities. The fair value of short-term borrowings was determined by discounting contractual cash flows using current market rates. Short-term borrowings are classified within Level 2. Included in short-term borrowings is the Company’s obligation on securities sold short, which is required to be accounted for at fair value per applicable accounting guidance. Fair value for other short-term borrowings is provided for disclosure purposes only.

Long-term Debt The fair value for most long-term debt was determined by discounting contractual cash flows using current market rates. Junior subordinated debt instruments were valued using market quotes. Long-term debt is classified within Level 2. Fair value is provided for disclosure purposes only.

Loan Commitments, Letters of Credit and Guarantees The fair value of commitments, letters of credit and guarantees represents the estimated costs to terminate or otherwise settle the obligations with a third party. Other loan commitments, letters of credit and guarantees are not actively traded, and the Company estimates their fair value based on the related amount of unamortized deferred commitment fees adjusted for the probable losses for these arrangements. These arrangements are classified within Level 3. Fair value is provided for disclosure purposes only.

SIGNIFICANT UNOBSERVABLE INPUTS OF LEVEL 3 ASSETS AND LIABILITIES

The following section provides information on the significant inputs used by the Company to determine the fair value measurements of Level 3 assets and liabilities recorded at fair value on the Consolidated Balance Sheet. In addition, the following section includes a discussion of the sensitivity of the fair value measurements to changes in the significant inputs and a description of any interrelationships between these inputs for Level 3 assets and liabilities recorded at fair value on a recurring basis. The discussion below excludes nonrecurring fair value measurements of collateral value used for impairment measures for loans and other real estate owned. These valuations utilize third party appraisal or broker price opinions, and are classified as Level 3 due to the significant judgment involved.

Available-For-Sale Investment Securities The significant unobservable inputs used in the fair value measurement of the Company’s modeled Level 3 available-for-sale investment securities are prepayment rates, probability of default and loss severities associated with the underlying collateral, as well as the discount margin used to calculate the present value of the projected cash flows. Increases in prepayment rates for Level 3 securities will typically result in higher fair values, as increased prepayment rates accelerate the receipt of expected cash flows and reduce exposure to credit losses. Increases in the probability of default and loss severities will result in lower fair values, as these increases reduce expected cash flows. Discount margin is the Company’s estimate of the current market spread above the respective benchmark rate. Higher discount margin will result in lower fair values, as it reduces the present value of the expected cash flows.

Prepayment rates generally move in the opposite direction of market interest rates. In the current environment, an increase in the probability of default will generally be accompanied with an increase in loss severity, as both are impacted by underlying collateral values. Discount margins are influenced by market expectations about the security’s collateral performance, and therefore may directionally move with probability and severity of default; however, discount margins are also impacted by broader market forces, such as competing investment yields, sector liquidity, economic news, and other macroeconomic factors.

The following table shows the significant valuation assumption ranges for Level 3 available-for-sale investment securities at December 31, 2014:

	Minimum	Maximum	Average
Residential Prime Non-Agency Mortgage-Backed Securities(a)
Estimated lifetime prepayment rates	6%	22%	14%
Lifetime probability of default rates	–	7	4
Lifetime loss severity rates	15	60	34
Discount margin	2	5	3
Residential Non-Prime Non-Agency Mortgage-Backed Securities(b)
Estimated lifetime prepayment rates	3%	10%	7%
Lifetime probability of default rates	4	14	7
Lifetime loss severity rates	20	70	53
Discount margin	1	5	2
Other Asset-Backed Securities
Estimated lifetime prepayment rates	6%	6%	6%
Lifetime probability of default rates	5	5	5
Lifetime loss severity rates	40	40	40
Discount margin	6	6	6

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Mortgage Servicing Rights The significant unobservable inputs used in the fair value measurement of the Company’s MSRs are expected prepayments and the discount rate used to calculate the present value of the projected cash flows. Significant increases in either of these inputs in isolation would result in a significantly lower fair value measurement. Significant decreases in either of these inputs in isolation would result in a significantly higher fair value measurement. There is no direct interrelationship between prepayments and discount rate. Prepayment rates generally move in the opposite direction of market interest rates. Discount rates are generally impacted by changes in market return requirements.

The following table shows the significant valuation assumption ranges for MSRs at December 31, 2014:

	Minimum	Maximum	Average
Expected prepayment	11%	21%	12%
Discount rate	9	13	10

Derivatives The Company has two distinct Level 3 derivative portfolios: (i) the Company’s commitments to purchase and originate mortgage loans that meet the requirements of a derivative and (ii) the Company’s asset/liability and customer-related derivatives that are Level 3 due to unobservable inputs related to measurement of risk of nonperformance by the counterparty. In addition, the Company’s Visa swaps are classified within Level 3.

The significant unobservable inputs used in the fair value measurement of the Company’s derivative commitments to purchase and originate mortgage loans are the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. A significant increase in the rate of loans that close would result in a larger derivative asset or liability. A significant increase in the inherent MSR value would result in an increase in the derivative asset or a reduction in the derivative liability. Expected loan close rates and the inherent MSR values are directly impacted by changes in market rates and will generally move in the same direction as interest rates.

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2014:

	Minimum	Maximum	Average
Expected loan close rate	38%	100%	76%
Inherent MSR value (basis points per loan)	45	203	129

The significant unobservable input used in the fair value measurement of certain of the Company’s asset/liability and customer-related derivatives is the credit valuation adjustment related to the risk of counterparty nonperformance. A significant increase in the credit valuation adjustment would result in a lower fair value measurement. A significant decrease in the credit valuation adjustment would result in a higher fair value measurement. The credit valuation adjustment is impacted by changes in the Company’s assessment of the counterparty’s credit position. At December 31, 2014, the minimum, maximum and average credit valuation adjustment as a percentage of the derivative contract fair value prior to adjustment was 0 percent, 97 percent and 6 percent, respectively.

The significant unobservable inputs used in the fair value measurement of the Visa swaps are management’s estimate of the probability of certain litigation scenarios, and the timing of the resolution of the related litigation loss estimates in excess, or shortfall, of the Company’s proportional share of escrow funds. An increase in the loss estimate or a delay in the resolution of the related litigation would result in an increase in the derivative liability. A decrease in the loss estimate or an acceleration of the resolution of the related litigation would result in a decrease in the derivative liability.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2014
Available-for-sale securities
U.S. Treasury and agencies	$1,351	$1,281	$–	$–	$2,632
Mortgage-backed securities
Residential
Agency	–	45,017	–	–	45,017
Non-agency
Prime(a)	–	–	405	–	405
Non-prime(b)	–	–	280	–	280
Commercial
Agency	–	115	–	–	115
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	22	–	–	22
Other	–	557	62	–	619
Obligations of state and political subdivisions	–	5,868	–	–	5,868
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	101	504	9	–	614
Perpetual preferred securities	55	162	–	–	217
Other investments	251	23	–	–	274
Total available-for-sale	1,758	53,555	756	–	56,069
Mortgage loans held for sale	–	4,774	–	–	4,774
Mortgage servicing rights	–	–	2,338	–	2,338
Derivative assets	–	1,408	660	(870)	1,198
Other assets	231	641	–	–	872
Total	$1,989	$60,378	$3,754	$(870)	$65,251
Derivative liabilities	$–	$2,103	$86	$(1,317)	$872
Short-term borrowings(c)	101	608	–	–	709
Total	$101	$2,711	$86	$(1,317)	$1,581
December 31, 2013
Available-for-sale securities
U.S. Treasury and agencies	$7	$1,038	$–	$–	$1,045
Mortgage-backed securities
Residential
Agency	–	31,553	–	–	31,553
Non-agency
Prime(a)	–	–	478	–	478
Non-prime(b)	–	–	297	–	297
Commercial
Agency	–	152	–	–	152
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	24	–	–	24
Other	–	566	63	–	629
Obligations of state and political subdivisions	–	5,738	–	–	5,738
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	631	9	–	640
Perpetual preferred securities	–	212	–	–	212
Other investments	141	20	–	–	161
Total available-for-sale	148	39,940	847	–	40,935
Mortgage loans held for sale	–	3,263	–	–	3,263
Mortgage servicing rights	–	–	2,680	–	2,680
Derivative assets	–	889	515	(599)	805
Other assets	143	588	–	–	731
Total	$291	$44,680	$4,042	$(599)	$48,414
Derivative liabilities	$–	$1,647	$70	$(1,192)	$525
Short-term borrowings(c)	112	551	–	–	663
Total	$112	$2,198	$70	$(1,192)	$1,188
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Compre- hensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
2014
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$478	$–		$15		$–	$–	$(88)	$–		$–	$405	$14
Non-prime(b)	297	(6)		19		–	–	(30)	–		–	280	19
Asset-backed securities
Other	63	4		–		5	–	(10)	–		–	62	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	847	(2	)(c)	34	(f)	5	–	(128)	–		–	756	33
Mortgage servicing rights	2,680	(588	)(d)	–		5	(141)	–	382	(g)	–	2,338	(588	)(d)
Net derivative assets and liabilities	445	904	(e)	–		1	(4)	–	–		(772)	574	188	(h)
2013
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$624	$(6)		$8		$–	$–	$(148)	$–		$–	$478	$9
Non-prime(b)	355	(13)		17		–	(20)	(42)	–		–	297	17
Asset-backed securities
Other	15	3		1		51	–	(7)	–		–	63	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	1,003	(16	)(i)	26	(f)	51	(20)	(197)	–		–	847	26
Mortgage servicing rights	1,700	203	(d)	–		8	–	–	769	(g)	–	2,680	203	(d)
Net derivative assets and liabilities	1,179	(18	)(j)	–		1	(5)	–	–		(712)	445	(321	)(k)
2012
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$803	$(10)		$91		$–	$(109)	$(151)	$–		$–	$624	$65
Non-prime(b)	802	(24)		228		–	(562)	(89)	–		–	355	80
Commercial non-agency	42	1		–		–	(38)	(5)	–		–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	120	13		(8)		–	(104)	(21)	–		–	–	–
Other	117	7		–		3	(93)	(19)	–		–	15	2
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	1,893	(13	)(l)	311	(f)	3	(906)	(285)	–		–	1,003	147
Mortgage servicing rights	1,519	(818	)(d)	–		42	–	–	957	(g)	–	1,700	(818	)(d)
Net derivative assets and liabilities	1,228	2,398	(m)	–		3	(5)	–	–		(2,445)	1,179	150	(n)
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(3) million included in securities gains (losses) and $1 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $404 million included in other noninterest income and $500 million included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Represents MSRs capitalized during the period.
(h)	Approximately $128 million included in other noninterest income and $60 million included in mortgage banking revenue.
(i)	Approximately $(14) million included in securities gains (losses) and $(2) million included in interest income.
(j)	Approximately $(149) million included in other noninterest income and $131 million included in mortgage banking revenue.
(k)	Approximately $(340) million included in other noninterest income and $19 million included in mortgage banking revenue.
(l)	Approximately $(47) million included in securities gains (losses) and $34 million included in interest income.
(m)	Approximately $359 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(n)	Approximately $(109) million included in other noninterest income and $259 million included in mortgage banking revenue.

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

The following table summarizes the balances of assets measured at fair value on a nonrecurring basis as of December 31:

	2014				2013
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$–	$–	$77	$77	$–	$–	$128	$128
Other assets(b)	–	–	90	90	–	–	150	150
(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.

(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2014	2013	2012
Loans(a)	$108	$83	$68
Other assets(b)	70	96	160
(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.

(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

FAIR VALUE OPTION

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2014			2013
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$4,774	$4,582	$192	$3,263	$3,195	$68
Nonaccrual loans	6	9	(3)	9	14	(5)
Loans 90 days or more past due	1	1	–	–	–	–

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table summarizes the estimated fair value for financial instruments as of December 31, 2014 and 2013, and includes financial instruments that are not accounted for at fair value. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities. Additionally, in accordance with the disclosure guidance, insurance contracts and investments accounted for under the equity method are excluded.

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2014					2013
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$10,654	$10,654	$–	$–	$10,654	$8,477	$8,477	$–	$–	$8,477
Federal funds sold and securities purchased under resale agreements	118	–	118	–	118	163	–	163	–	163
Investment securities held-to-maturity	44,974	1,928	43,124	88	45,140	38,920	2,589	35,678	101	38,368
Loans held for sale(a)	18	–	–	18	18	5	–	–	5	5
Loans(b)	243,735	–	–	245,424	245,424	230,857	–	–	231,480	231,480
Other financial instruments	2,187	–	924	1,269	2,193	2,443	–	1,080	1,383	2,463
Financial Liabilities
Deposits	282,733	–	282,708	–	282,708	262,123	–	262,200	–	262,200
Short-term borrowings(c)	29,184	–	28,973	–	28,973	26,945	–	26,863	–	26,863
Long-term debt	32,260	–	32,659	–	32,659	20,049	–	20,391	–	20,391
Other liabilities	1,231	–	–	1,231	1,231	1,263	–	–	1,263	1,263
(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes loans measured at fair value on a nonrecurring basis.
(c)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The fair value of unfunded commitments, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit was $413 million and $382 million at December 31, 2014 and 2013, respectively. The carrying value of other guarantees was $211 million and $278 million at December 31, 2014 and 2013, respectively.